UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	October 31, 2019

LEGG MASON

GLOBAL INFRASTRUCTURE ETF

INFR

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of infrastructure-related equity securities from global markets constructed through the application of several fundamental factors.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason Global Infrastructure ETF for the twelve-month reporting period ended October 31, 2019. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 29, 2019

II	Legg Mason Global Infrastructure ETF

Fund overview

Q. What is the Fund’s investment strategy?

A. The Legg Mason Global Infrastructure ETF (the “Fund”) seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities. The Underlying Index utilizes a proprietary methodology created and sponsored by RARE Infrastructure (North America) Pty Limited (“RARE”), the Fund’s subadviser. The Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose its Underlying Index. Securities that compose the Underlying Index include depositary receipts representing securities in the Underlying Index. The Underlying Index is composed of equity securities in developed and developing markets that are included in the MSCI ACWI All Cap Indexi.

The Underlying Index’s securities are reconstituted quarterly and rebalanced quarterly. The Underlying Index is reconstituted on different dates from the MSCI ACWI All Cap Index. The Fund’s securities portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The composition of the Underlying Index and the Fund after reconstitution and rebalancing may fluctuate and exceed the above Underlying Index limitations due to market movements and other factors. The components of the Underlying Index, and the degree to which these components represent certain sectors and industries, may change over time.

The Fund may invest up to 20% of its net assets in certain index futures, options, and options on index futures (“Financial Instruments”) related to its Underlying Index and its component securities; cash and cash equivalents; other investment companies, including exchange-traded funds; exchange-traded notes; and in securities and other instruments not included in its Underlying Index but which RARE believes will help the Fund track its Underlying Index, including structured instruments such as participation notes and low exercise price warrants or other similar instruments. The Fund may invest in Financial Instruments to gain exposure to local markets, as a substitute for buying or selling securities or for cash management purposes.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The twelve-month reporting period ended October 31, 2019 was a more positive period for global equity markets with listed infrastructure benefiting from the lower bond yield environment. Global markets were significantly higher during the first quarter of 2019, recovering from the extreme weakness of fourth quarter 2018. This recovery was driven by the decisive dovish policy moves by the U.S. Federal Reserve Board (the “Fed”)ii and the view that an acceleration in China was likely following a broad range of stimulus measures. As it relates to listed infrastructure, lower global bond yields were a boost for many regulated utility and transport infrastructure assets.

In second quarter and third quarter 2019, listed infrastructure, global equities and fixed income all showed solid performance, in contrast to the weak underlying backdrop for economic activity, investment, wages, profits and gross domestic product (“GDP”)iii growth.

Legg Mason Global Infrastructure ETF 2019 Annual Report	1

Fund overview (cont’d)

In October 2019, global listed infrastructure securities were higher, though outpaced by general equities. The Trump administration backed down on the imposition of further tariffs, with a tentative US-China deal driving market optimism (although the deal did not cover any of the substantive Trade War issues).

The Fund uses a passive investment approach to achieve its investment objective and therefore made no change in investment approach in response to market conditions.

Performance review

For the twelve months ended October 31, 2019, Legg Mason Global Infrastructure ETF generated a 21.93% return on a net asset value (“NAV”)iv basis and 23.09% based on its market pricev per share.

The performance table shows the Fund’s total return for the twelve months ended October 31, 2019 based on its NAV and market price as of October 31, 2019. The Fund seeks to track the investment results of the RARE Global Infrastructure Index, which returned 22.17%, for the same period. The Fund’s broad-based market index, the S&P Global Infrastructure Index (NTR)vi returned 19.94% over the same time frame. The Lipper Global Infrastructure Funds Category Averagevii returned 19.72% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of October 31, 2019 (unaudited)
	6 months	12 months
Legg Mason Global Infrastructure ETF:
$ 31.18 (NAV)	6.74%	21.93%*†
$ 31.27 (Market Price)	7.56%	23.09%*‡
RARE Global Infrastructure Index	6.82%	22.17%
S&P Global Infrastructure Index (NTR)	5.66%	19.94%
Lipper Global Infrastructure Funds Category Average	6.40%	19.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

2	Legg Mason Global Infrastructure ETF 2019 Annual Report

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2019, the gross total annual fund operating expense ratio for the Fund was 0.45%.

The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the Fund. The manager has agreed to waive and/or reimburse management fees, so that the ratio of total annual fund operating expenses will not exceed 0.40% (subject to the same exclusions as the Management Agreement). This arrangement cannot be terminated prior to March 1, 2021 without the Board of Trustees’ consent.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions at NAV.

‡ Total return assumes the reinvestment of all distributions at market price.

Q. What were the leading contributors to performance?

A. During the reporting period, the Underlying Index’s exposure to North American Utilities contributed significantly to absolute return, in particular, Canadian gas utilities TC Energy and Enbridge. Both TC Energy and Enbridge benefited from a general pipeline and midstream sector rally with the market becoming increasingly comfortable with the sector’s business model, following a year of sector-wide corporate restructures, de-leveraging initiatives, and resetting of dividend policies to more sustainable levels.

Q. What were the leading detractors from performance?

A. The Underlying Index’s exposure to PG&E Corporation (PG&E), a U.S. electric utility, was the largest detractor from performance during the reporting period. Shares in PG&E declined after the company filed for Chapter 11 reorganization in order to better navigate the mounting liabilities they are facing as a result of the 2017 and 2018 wildfires in California.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “INFR” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

Legg Mason Global Infrastructure ETF 2019 Annual Report	3

Fund overview (cont’d)

Thank you for your investment in Legg Mason Global Infrastructure ETF. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Charles Hamieh

Portfolio Manager

RARE Infrastructure (North America) Pty Limited

November 18, 2019

RISKS: Equity securities are subject to market and price fluctuations. Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2019 were: Utilities (49.5%), Industrials (25.3%), Energy (19.2%), Real Estate (5.1%) and Communication Services (0.6%). The Fund’s composition may differ over time.

4	Legg Mason Global Infrastructure ETF 2019 Annual Report

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rule-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The MSCI ACWI All Cap Index captures large, mid, small- and micro-cap representation across 23 Developed Markets countries and large, mid and small cap representation across 24 Emerging Markets countries. With 14,284 constituents, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

iv	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

[v]	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the NAV.

vi	The S&P Global Infrastructure Index (NTR) is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.

vii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended October 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 106 funds for the six-month period and among the 102 funds for the twelve-month period in the Fund’s Lipper category.

Legg Mason Global Infrastructure ETF 2019 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of October 31, 2019 and October 31, 2018. The composition of the Fund’s investments is subject to change at any time.

6	Legg Mason Global Infrastructure ETF 2019 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on May 1, 2019 and held for the six months ended October 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
6.74%	$1,000.00	$1,067.40	0.40%	$2.08	5.00%	$1,000.00	$1,023.19	0.40%	$2.04

[1]	For the six months ended October 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Global Infrastructure ETF 2019 Annual Report	7

Fund performance (unaudited)

Net Asset Value
Average annual total returns[1]
Twelve Months Ended 10/31/19	21.93%
Inception* through 10/31/19	11.34

Cumulative total returns[1]
Inception date of 12/29/16 through 10/31/19	35.64%

Market Price
Average annual total returns[2]
Twelve Months Ended 10/31/19	23.09%
Inception* through 10/31/19	11.45

Cumulative total returns[2]
Inception date of 12/29/16 through 10/31/19	36.03%

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Investors buy and sell shares of the Fund at market price, not NAV, in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the Fund. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange-traded funds, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessment of the underlying value of the Fund’s portfolio securities.

[1]	Assumes the reinvestments of all distributions, including returns of capital, if any, at net asset value.
[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at market price.
*	Inception date of the Fund is December 29, 2016.

8	Legg Mason Global Infrastructure ETF 2019 Annual Report

Historical performance

Value of $10,000 invested in

Legg Mason Global Infrastructure ETF vs. RARE Global Infrastructure Index and S&P Global Infrastructure Index (NTR)† — December 29, 2016 - October 2019

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Legg Mason Global Infrastructure ETF on December 29, 2016 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2019. The hypothetical illustration also assumes a $10,000 investment in the RARE Global Infrastructure Index and the S&P Global Infrastructure Index. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund. The RARE Global Infrastructure Index (the “Underlying Index”), is constructed from global infrastructure-related equity securities. The Underlying Index utilizes a proprietary methodology created and sponsored by RARE Infrastructure (North America) Pty Limited, the Fund’s subadviser. The S&P Global Infrastructure Index (NTR) is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The indices are not subject to the same management and trading expenses as a fund. An index is a statistical composite that tracks a specified financial market, sector, or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Legg Mason Global Infrastructure ETF 2019 Annual Report	9

Schedule of investments

October 31, 2019

Legg Mason Global Infrastructure ETF

Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 0.6%
Media — 0.6%
Eutelsat Communications SA	2,358	$44,722
SES SA, FDR	4,866	94,297
Total Communication Services		139,019
Energy — 18.8%
Oil, Gas & Consumable Fuels — 18.8%
Enbridge Inc.	31,615	1,153,857
Inter Pipeline Ltd.	6,006	101,033
Kinder Morgan Inc.	24,230	484,115
Koninklijke Vopak NV	1,676	91,977
ONEOK Inc.	4,545	317,377
Pembina Pipeline Corp.	14,128	498,433
TC Energy Corp.	21,430	1,082,465
Williams Cos. Inc.	16,733	373,313
Total Energy		4,102,570
Industrials — 25.3%
Road & Rail — 10.8%
Aurizon Holdings Ltd.	73,230	297,666
Central Japan Railway Co.	3,085	636,234
East Japan Railway Co.	9,646	878,807
Genesee & Wyoming Inc., Class A Shares	767	85,160	*
West Japan Railway Co.	5,328	464,121
Total Road & Rail		2,361,988
Transportation Infrastructure — 14.5%
Aena SME SA	2,798	513,502
Atlantia SpA	5,829	143,979
Atlas Arteria Ltd.	16,467	91,100
CCR SA	12,675	52,413
China Merchants Port Holdings Co. Ltd.	29,079	45,561
Enav SpA	9,591	55,855
Flughafen Zurich AG	719	129,482
Fraport AG Frankfurt Airport Services Worldwide	1,408	117,718
Grupo Aeroportuario del Centro Norte SAB de CV	5,956	41,470
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	8,093	85,113
International Container Terminal Services Inc.	18,970	44,374
Jiangsu Expressway Co. Ltd., Class H Shares	27,913	37,109
Malaysia Airports Holdings Bhd	19,939	37,793
Promotora y Operadora de Infraestructura SAB de CV	5,002	46,396
Sydney Airport	84,858	513,304

See Notes to Financial Statements.

10	Legg Mason Global Infrastructure ETF 2019 Annual Report

Legg Mason Global Infrastructure ETF

Security	Shares	Value
Transportation Infrastructure — continued
Taiwan High Speed Rail Corp.	42,838	$50,732
Transurban Group	112,070	1,145,806
Total Transportation Infrastructure		3,151,707
Total Industrials		5,513,695
Real Estate — 5.1%
Equity Real Estate Investment Trusts (REITs) — 5.1%
Crown Castle International Corp.	7,988	1,108,655
Utilities — 49.5%
Electric Utilities — 31.8%
ALLETE Inc.	443	38,125
American Electric Power Co. Inc.	3,831	361,608
CEZ AS	1,945	44,407
Chubu Electric Power Co. Inc.	4,739	71,257
CK Infrastructure Holdings Ltd.	9,588	69,056
CLP Holdings Ltd.	28,844	299,381
Contact Energy Ltd.	7,632	36,121
Duke Energy Corp.	6,278	591,764
Edison International	1,543	97,055
EDP - Energias de Portugal SA	27,463	113,058
Emera Inc.	2,055	85,258
Endesa SA	3,374	91,847
Enel Americas SA	506,471	94,662
Enel SpA	91,021	704,741
Entergy Corp.	1,707	207,366
Equatorial Energia SA	1,600	40,506
Exelon Corp.	8,355	380,069
FirstEnergy Corp.	3,482	168,250
Fortis Inc.	3,741	155,748
HK Electric Investments & HK Electric Investments Ltd.	35,721	35,640
Hydro One Ltd.	4,628	86,233
Iberdrola SA	100,282	1,030,188
IDACORP Inc.	432	46,492
Korea Electric Power Corp.	2,478	54,205	*
OGE Energy Corp.	1,723	74,192
Pinnacle West Capital Corp.	965	90,826
Portland General Electric Co.	767	43,627
Power Assets Holdings Ltd.	21,584	154,079
PPL Corp.	6,225	208,475
Red Electrica Corp. SA	5,112	102,943
Southern Co.	9,003	564,128

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2019 Annual Report	11

Schedule of investments (cont’d)

October 31, 2019

Legg Mason Global Infrastructure ETF

Security	Shares	Value
Electric Utilities — continued
SSE PLC	12,116	$201,228
Tenaga Nasional Bhd	48,928	162,293
Terna Rete Elettrica Nazionale SpA	16,700	110,372
Tohoku Electric Power Co. Inc.	3,966	40,869
Xcel Energy Inc.	4,431	281,413
Total Electric Utilities		6,937,482
Gas Utilities — 2.6%
APA Group	9,270	74,404
Atmos Energy Corp.	1,008	113,380
Enagas SA	2,654	65,703
Naturgy Energy Group SA	3,301	89,896
Snam SpA	21,283	109,224
Spire Inc.	425	35,726
Tokyo Gas Co. Ltd.	3,297	80,698
Total Gas Utilities		569,031
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	2,852	48,626
Meridian Energy Ltd.	14,838	43,772
Total Independent Power and Renewable Electricity Producers		92,398
Multi-Utilities — 14.0%
Algonquin Power & Utilities Corp.	4,274	58,825
Ameren Corp.	2,108	163,791
CenterPoint Energy Inc.	3,887	112,995
Consolidated Edison Inc.	2,858	263,565
Dominion Energy Inc.	7,063	583,051
DTE Energy Co.	1,413	179,903
E.ON SE	17,967	181,146
Engie SA	20,590	344,454
National Grid PLC	40,436	471,597
Public Service Enterprise Group Inc.	4,354	275,652
RWE AG	2,205	67,232
Veolia Environnement SA	4,427	116,412
WEC Energy Group Inc.	2,443	230,619
Total Multi-Utilities		3,049,242
Water Utilities — 0.7%
Severn Trent PLC	2,681	78,231
United Utilities Group PLC	7,953	89,554
Total Water Utilities		167,785
Total Utilities		10,815,938
Total Common Stocks (Cost — $20,168,368)		21,679,877

See Notes to Financial Statements.

12	Legg Mason Global Infrastructure ETF 2019 Annual Report

Legg Mason Global Infrastructure ETF

Security	Rate	Shares	Value
Preferred Stocks — 0.4%
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Transneft PJSC (Cost — $91,243)	—	35	$90,954
Total Investments — 99.7% (Cost — $20,259,611)			21,770,831
Other Assets in Excess of Liabilities — 0.3%			55,239
Total Net Assets — 100.0%			$21,826,070

*	Non-income producing security.

Abbreviations used in this schedule:

FDR	— Fiduciary Depositary Receipts

PJSC	— Private Joint Stock Company

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2019 Annual Report	13

Schedule of investments (cont’d)

October 31, 2019

Legg Mason Global Infrastructure ETF

Summary of Investments by Country** (unaudited)
United States	34.6%
Canada	14.8
Japan	10.0
Australia	9.7
Spain	8.7
Italy	5.2
United Kingdom	3.9
Hong Kong	2.6
France	2.3
Germany	1.7
Malaysia	0.9
Mexico	0.8
Switzerland	0.6
Portugal	0.5
Chile	0.4
Luxembourg	0.4
Brazil	0.4
Netherlands	0.4
Russia	0.4
China	0.4
New Zealand	0.4
South Korea	0.3
Taiwan	0.2
Czech Republic	0.2
Philippines	0.2
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of October 31, 2019 and are subject to change.

See Notes to Financial Statements.

14	Legg Mason Global Infrastructure ETF 2019 Annual Report

Statement of assets and liabilities

October 31, 2019

Assets:
Investments, at value (Cost — $20,259,611)	$21,770,831
Foreign currency, at value (Cost — $369)	372
Cash	21,222
Dividends and interest receivable	41,023
Total Assets	21,833,448

Liabilities:
Investment management fee payable	7,378
Total Liabilities	7,378
Total Net Assets	$21,826,070

Net Assets:
Par value (Note 5)	$7
Paid-in capital in excess of par value	21,057,618
Total distributable earnings (loss)	768,445
Total Net Assets	$21,826,070

Shares Outstanding	700,000

Net Asset Value	$31.18

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2019 Annual Report	15

Statement of operations

For the Year Ended October 31, 2019

Investment Income:
Dividends	$996,077
Interest	22
Less: Foreign taxes withheld	(81,467)
Total Investment Income	914,632

Expenses:
Investment management fee (Note 2)	109,692
Interest expense	374
Total Expenses	110,066
Less: Fee waivers and/or expense reimbursements (Note 2)	(12,188)
Net Expenses	97,878
Net Investment Income	816,754

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	422,165
Foreign currency transactions	(7,383)
Net Realized Gain	414,782
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	3,932,598
Foreign currencies	78
Change in Net Unrealized Appreciation (Depreciation)	3,932,676
Net Gain on Investments and Foreign Currency Transactions	4,347,458
Increase in Net Assets From Operations	$5,164,212

See Notes to Financial Statements.

16	Legg Mason Global Infrastructure ETF 2019 Annual Report

Statements of changes in net assets

For the Years Ended October 31,	2019	2018

Operations:
Net investment income	$816,754	$1,216,906
Net realized gain	414,782	555,347
Change in net unrealized appreciation (depreciation)	3,932,676	(3,393,809)
Increase (Decrease) in Net Assets From Operations	5,164,212	(1,621,556)

Distributions to Shareholders From (Note 1):
Total distributable earnings(a)	(820,000)	(1,219,191)
Decrease in Net Assets From Distributions to Shareholders	(820,000)	(1,219,191)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 200,000 shares issued, respectively)	—	5,571,855
Cost of shares repurchased (400,000 and 300,000 shares repurchased, respectively)	(11,655,309)	(8,568,757)
Decrease in Net Assets From Fund Share Transactions	(11,655,309)	(2,996,902)
Decrease in Net Assets	(7,311,097)	(5,837,649)

Net Assets:
Beginning of year	29,137,167	34,974,816
End of year(b)	$21,826,070	$29,137,167

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed (Note 7). For the year ended October 31, 2018, distributions from net investment income were $1,219,191.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required (Note 7). For the year ended October 31, 2018, end of year net assets included undistributed net investment income of $27,456.

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2019 Annual Report	17

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

	2019[1]	2018[1]	2017[1,2]

Net asset value, beginning of year	$26.49	$29.15	$25.18

Income (loss) from operations:
Net investment income	0.98	1.01	0.64
Net realized and unrealized gain (loss)	4.75	(2.64)	3.88
Total income (loss) from operations	5.73	(1.63)	4.52

Less distributions from:
Net investment income	(1.04)	(1.03)	(0.55)
Total distributions	(1.04)	(1.03)	(0.55)

Net asset value, end of year	$31.18	$26.49	$29.15
Total return, based on NAV[3]	21.93%	(5.76)%	18.04%

Net assets, end of year (000s)	$21,826	$29,137	$34,975

Ratios to average net assets:
Gross expenses	0.45%	0.49%	0.53	%4
Net expenses[5]	0.406	0.476	0.534
Net investment income	3.35	3.57	2.674

Portfolio turnover rate[7]	28%	45%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 29, 2016 (inception date) to October 31, 2017.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation, effective May 4, 2018, the ratio of total annual fund operating expenses, other than interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement, to average net assets did not exceed 0.40%. This expense limitation cannot be terminated prior to March 1, 2021 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

18	Legg Mason Global Infrastructure ETF 2019 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Global Infrastructure ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publiclytraded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities and utilizes a proprietary methodology created and sponsored by RARE Infrastructure (North America) Pty Limited (“RARE”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and

Legg Mason Global Infrastructure ETF 2019 Annual Report	19

Notes to financial statements (cont’d)

methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

20	Legg Mason Global Infrastructure ETF 2019 Annual Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$21,679,877	—	—	$21,679,877
Preferred Stocks	90,954	—	—	90,954
Total Investments	$21,770,831	—	—	$21,770,831
†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized

Legg Mason Global Infrastructure ETF 2019 Annual Report	21

Notes to financial statements (cont’d)

between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

22	Legg Mason Global Infrastructure ETF 2019 Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year ended, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(846,118)	$846,118

(a)	Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and RARE is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”) and RARE is a subsidiary of Legg Mason.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA has agreed to waive and/or reimburse investment management fees so that the ratio of total annual fund operating expenses will not exceed 0.40% of the Fund’s average daily net assets (subject to the same exclusions as the investment management agreement). This arrangement cannot be terminated prior to March 1, 2021 without the Board of Trustees’ consent.

Legg Mason Global Infrastructure ETF 2019 Annual Report	23

Notes to financial statements (cont’d)

During the year ended October 31, 2019, fees waived and/or expenses reimbursed amounted to $12,188.

As compensation for its subadvisory services, LMPFA pays RARE monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended October 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$6,985,009
Sales	7,135,440

During the year ended October 31, 2019, in-kind transactions (Note 5) were as follows:

Contributions	$0
Redemptions	11,323,786
Realized gain (loss)*	856,062

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

24	Legg Mason Global Infrastructure ETF 2019 Annual Report

At October 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$20,261,879	$2,060,563	$(551,611)	$1,508,952

4. Derivative instruments and hedging activities

During the year ended October 31, 2019, the Fund did not invest in derivative instruments.

5. Fund share transactions

At October 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 100,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2019	2018
Distributions paid from:
Ordinary income	$820,000	$1,219,191

As of October 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Deferred capital losses*	$(740,420)
Unrealized appreciation (depreciation)(a)	1,508,865
Total accumulated earnings (losses) — net	$768,445

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and book/tax differences in the treatment of distributions from real estate investment trusts.

Legg Mason Global Infrastructure ETF 2019 Annual Report	25

Notes to financial statements (cont’d)

7. Recent accounting pronouncements

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

26	Legg Mason Global Infrastructure ETF 2019 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Legg Mason Global Infrastructure ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legg Mason Global Infrastructure ETF (one of the funds constituting Legg Mason ETF Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2019 and for the period December 29, 2016 (inception date) through October 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the two years in the period ended October 31, 2019 and for the period December 29, 2016 (inception date) through October 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

December 18, 2019

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

Legg Mason Global Infrastructure ETF 2019 Annual Report	27

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Global Infrastructure ETF (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Dwight B. Crane

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during the past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

28	Legg Mason Global Infrastructure ETF

Independent Trustees† (cont’d)

Althea L. Duersten

Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	Non-Executive Director, Rokos Capital Management LLP (since 2019)

Stephen R. Gross*

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	90
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron*

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	90
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Legg Mason Global Infrastructure ETF	29

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Frank G. Hubbard

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during the past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during the past five years	Retired; formerly, Chief Executive Officer, Genesis Imaging LLC (technology company) (2003 to 2012)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during the past five years	Retired; formerly, Vice Chairman, Shearson Lehman Hutton Inc. (1989 to 1992) and Senior Executive Vice President, E.F. Hutton Group Inc. (1986 to 1989)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

30	Legg Mason Global Infrastructure ETF

Independent Trustees† (cont’d)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 145 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	136
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Legg Mason Global Infrastructure ETF	31

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

32	Legg Mason Global Infrastructure ETF

Additional Officers (cont’d)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Christopher Berarducci** Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain mutual funds associated with Legg Mason & Co. or its affiliates; Director of Legg Mason & Co. (since 2015); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*

Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees on this Board and an additional Board within the Legg Mason fund complex, which is reflected in the “Number of funds in fund complex overseen by Trustee”.

Legg Mason Global Infrastructure ETF	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

**	Effective September 27, 2019, Mr. Berarducci became Treasurer and Principal Financial Officer.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

34	Legg Mason Global Infrastructure ETF

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable period ended October 31, 2019:

Record date:	12/27/2018	4/9/2019	7/10/2019	10/9/2019
Payable date:	12/31/2018	4/11/2019	7/12/2019	10/11/2019
Ordinary Income:
Qualified Dividend Income for Individuals*	63.80%	100.00%	100.00%	100.00%
Dividends Qualifying for the Dividends
Received Deduction for Corporations*	34.27%	35.90%	35.90%	35.90%
Foreign Source Income*	70.73%	69.99%	69.99%	69.99%
Foreign Taxes Paid Per Share	—	$0.030134	$0.058191	$0.028056

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

Legg Mason Global Infrastructure ETF	35

Legg Mason

Global Infrastructure ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

RARE Infrastructure (North America) Pty Limited

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Legg Mason Global Infrastructure ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Global Infrastructure ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Global Infrastructure ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI ACWI All Cap Index (the “MSCI Index”) was used by RARE Infrastructure (North America) Pty Limited (“RARE”) as the reference universe for selection of the component securities included in the RARE Global Infrastructure Index (the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the Underlying Index or Legg Mason Global Infrastructure ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the Underlying Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the Underlying Index or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or the Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

RARE does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and RARE shall not have any liability for any errors, omissions or interruptions therein. RARE makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. RARE makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall RARE have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF418409 12/19 SR19-3766

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Dwight B. Crane as the Audit Committee’s financial expert Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2018 and October 31, 2019 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $140,000 in October 31, 2018 and $90,000 in October 31, 2019.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $52,489 in October 31, 2018 and $0 in October 31, 2019.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason ETF Investment Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in October 31, 2018 and $0 in October 31, 2019. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason ETF Investment Trust, were $0 in October 31, 2018 and $0 in October 31, 2019.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason ETF Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason ETF Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for October 31, 2018 and October 31, 2019; Tax Fees were 100% and 100% for October 31, 2018 and October 31, 2019; and Other Fees were 100% and 100% for October 31, 2018 and October 31, 2019.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason ETF Investment Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason ETF Investment Trust during the reporting period were $678,000 in October 31, 2018 and $472,562 in October 31, 2019.

(h) Yes. Legg Mason ETF Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason ETF Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Althea L. Duersten
Stephen R. Gross*
Susan M. Heilbron*
Frank G. Hubbard
Howard J. Johnson
Jerome H. Miller
Ken Miller
Thomas F. Schlafly

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 27, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 27, 2019